Net Income Per Share - Schedule of Anti-dilutive Securities Excluded from Computation of Earnings Per Share (Details)	12 Months Ended
Dec. 31, 2017 shares
Class B Ordinary Shares | Red Better and Shunwei
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive outstanding shares	67,636,364
Series A Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive outstanding shares	18,181,818
Restricted Shares | Founder
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive outstanding shares	67,636,364
Unvested Restricted Shares | Founder
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive outstanding shares	13,079,391